Fees Summary	Jul. 10, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 4,357,000.00
Previously Paid Amount	0.00
Total Fee Amount	601.70
Total Offset Amount	0.00
Net Fee	601.70
Narrative - Max Aggregate Offering Price	$ 4,357,000.00
Final Prospectus	true